Note 2 - Basis of Presentation and Summary of Significant Accounting Policies - Other Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Aug. 22, 2020	Dec. 31, 2019
Other property and equipment, net	$ 1,092	$ 436	$ 1,088
Land [Member]
Other property and equipment, net	725		580
Technology Equipment [Member]
Other property and equipment, net	292		459
Transportation Equipment [Member]
Other property and equipment, net	41
Leasehold Improvements [Member]
Other property and equipment, net	24		37
Field Equipment [Member]
Other property and equipment, net	$ 10		$ 12